Consolidated Statements of Operations and Comprehensive Loss	12 Months Ended
	Nov. 30, 2018 $ / shares	Nov. 30, 2018 CAD ($) shares	Nov. 30, 2017 $ / shares	Nov. 30, 2017 CAD ($) shares	Nov. 30, 2016 $ / shares	Nov. 30, 2016 CAD ($) shares
Revenues
Licensing (Note 3)		$ 1,370,607		$ 5,025,350		$ 2,209,502
Up-front fees (Note 3)		342,124		479,102		37,500
Revenues		1,712,731		5,504,452		2,247,002
Cost of good sold
Cost of goods sold		124,870		704,006		0
Gross Margin		1,587,861		4,800,446		2,247,002
Expenses
Research and development		10,827,293		9,271,353		8,166,736
Selling, general and administrative		3,476,450		3,287,914		3,546,132
Depreciation (Note 5)		610,384		506,961		385,210
Expenses		14,914,127		13,066,228		12,098,078
Loss from operations		(13,326,266)		(8,265,782)		(9,851,076)
Net foreign exchange (loss) gain		8,592		(80,093)		(22,470)
Interest income		227		15,037		207
Interest expense		(255,231)		(389,239)		(270,238)
Financing cost (Note 10)		(174,802)		(137,363)		0
Net loss and comprehensive loss		$ (13,747,480)		$ (8,857,440)		$ (10,143,577)
Loss per common share, basic and diluted | $ / shares	$ (2.89)		$ (2.86)		$ (3.80)
Weighted average number of common shares outstanding, basic and diluted | shares		4,762,274		3,101,448		2,669,958